Notes to the Consolidated Statements of Financial Position - Summary of Other Current Liabilities (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Liabilities from other taxes	€ 26.9	€ 17.4
Liabilities for personnel expenses	16.0	12.9
Payables to customers	2.5	3.4
Refund liability	13.3	10.7
Other liabilities	15.6	1.8
Current income tax liabilities	1.2	1.7
Total	€ 75.6	€ 47.9